Concentration, Credit and Other Risks (Tables)	12 Months Ended
Dec. 31, 2015
Concentration, Credit and Other Risks
Schedule of combined financial information of the Group's VIEs and VIE's subsidiaries

	As of December 31,
	2014	2015
	RMB	RMB

Total assets	633,177	980,003
Total liabilities	409,772	707,727
Payable to third parties	270,533	566,639
Payable to Group entities	139,239	141,088

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Net revenue	492,799	614,239	713,889
Net income	61,608	25,133	36,140
Inter-company service fees paid/payable	9,278	11,615	23,962

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Net cash provided by operating activities	151,318	90,925	47,368
Net cash used in investing activities	(87,916)	(97,104)	(119,332)
Net cash provided by financing activities	—	—	150,000
Effect of exchange rate changes on cash and cash equivalents	(180)	134	313

Net increase/(decrease) in cash and cash equivalents	63,222	(6,045)	78,349

Schedule of the carrying values of property and equipment, intangible assets and goodwill of VIEs
	As of December 31,
	2014	2015
	RMB	RMB

Property and equipment, net	91,208	83,921
Intangible assets, net	3,610	1,482
Goodwill	789	789